SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating leases weighted average discount	5.00%	5.00%
Finance leases weighted average discount	6.10%	6.20%